Unaudited Interim Condensed Consolidated Balance Sheets - EUR (€) € in Thousands	Mar. 31, 2023	Dec. 31, 2022
ASSETS
Non-current assets	€ 200,671	€ 196,685
Intangible assets	27,896	28,711
Right of use assets	43,640	41,603
Property, plant and equipment	114,399	112,435
Deferred tax assets	6,146	5,637
Other non-current assets	8,590	8,299
Current assets	389,329	424,660
Inventories	38,999	35,104
Trade receivables	27,018	23,912
Other current assets	66,693	74,079
Cash and cash equivalents	254,485	289,430
Assets classified as held for sale	2,134	2,134
TOTAL ASSETS	590,000	621,344
EQUITY
Capital and reserves attributable to the Company’s equity holders	204,783	219,797
Share capital	20,752	20,755
Share premium	594,043	594,043
Other reserves	58,369	55,252
Retained earnings/(Accumulated deficit)	(450,253)	(306,974)
Loss for the period	(18,127)	(143,279)
LIABILITIES
Non-current liabilities	121,958	124,156
Borrowings	83,228	87,227
Lease liabilities	29,556	28,163
Refund liabilities	6,684	6,635
Provisions	1,326	1,320
Deferred tax liabilities	1,057	694
Other liabilities	107	116
Current liabilities	263,260	277,392
Borrowings	14,157	11,580
Trade payables and accruals	33,520	41,491
Income tax liability	420	532
Tax and Employee-related liabilities	15,875	15,738
Lease liabilities	25,787	25,411
Contract liabilities	9,159	9,411
Refund liabilities	135,294	136,450
Provisions	24,037	31,257
Other liabilities	5,010	5,523
TOTAL LIABILITIES	385,217	401,547
TOTAL EQUITY AND LIABILITIES	€ 590,000	€ 621,344